Parent Company Only Condensed Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income	$ 1,005	$ 1,341	$ 1,214	$ 850	$ 908	$ 868	$ 1,149	$ 1,088	$ 4,410	$ 4,013
Adjustments to reconcile net income to net cash from operating activities:
Amortization of net premiums on securities available-for-sale									944	1,135
Accrued interest receivable and other assets									399	192
Change in other liabilities									(173)	821
Net cash from operating activities									6,705	6,555
Cash flows from investing activities:
Net change in interest-earning time deposits at other financial institutions									27	499
Purchases of securities available-for-sale									(34,035)	(95,770)
Net cash utilized for investing activities									(804)	(29,018)
Cash flows from financing activities:
Stock option exercises									28	84
Repurchase of common stock									(4,321)	(3,186)
Dividends paid on common stock									(923)	(987)
Net cash from financing activities									(15,422)	33,825
Net change in cash and cash equivalents									(9,521)	11,362
Cash and cash equivalents at beginning of year				6,857					18,219	6,857
Cash and cash equivalents at end of year	18,219				6,857				8,698	18,219
Parent Company [Member]
Cash flows from operating activities
Net income									4,410	4,013
Adjustments to reconcile net income to net cash from operating activities:
Equity in undistributed income or net income of banking subsidiary									(589)	(229)
Accrued interest receivable and other assets									(806)	427
Change in other liabilities									(6)	0
Net cash from operating activities									4,621	3,357
Cash flows from investing activities:
Net change in ESOP loan receivable									137	132
Net change in interest-earning time deposits at other financial institutions									2,232	744
Purchases of securities available-for-sale									(524)	144
Net cash utilized for investing activities									2,893	732
Cash flows from financing activities:
Stock option exercises									28	84
Repurchase of common stock									(4,321)	(3,186)
Dividends paid on common stock									(923)	(987)
Net cash from financing activities									(5,216)	(4,089)
Net change in cash and cash equivalents									2,298	0
Cash and cash equivalents at beginning of year				2,656					2,656	2,656
Cash and cash equivalents at end of year	2,656								4,954	2,656
Cash and Cash Equivalents, at Carrying Value	$ 2,656								$ 4,954	$ 2,656